Concentrations (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Sales [Member]
Concentrations (Textual)
Major customer definition as per company standards	The Company establishes allowances for doubtful accounts based upon factors surrounding the credit risk of customers, historical trends and other information. J. Terrence Thompson accounted for more than 10% of the Company's accounts receivable as of September 30, 2019 and March 31, 2019.	The credit risk of customers, historical trends and other information. J. Terrence Thompson accounted for more than 10% of the Company's accounts receivable as of March, 2019 and 2018.